Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net earnings	$ 236,936	$ 144,691
Change in foreign currency translation	(20,684)	3,492
Reclassification of accumulated foreign currency translation on disposal of operations	0	541
Unrealized gain (loss) on financial derivatives	5,910	(2,433)
Unrealized gain on available for sale securities	99	0
Pension liability adjustments	509	(660)
Total other comprehensive gain (loss), net of tax	(14,166)	940
Comprehensive earnings	222,770	145,631
Less: Comprehensive earnings attributable to non-controlling interests	93,007	73,371
Comprehensive earnings attributable to Company	$ 129,763	$ 72,260